Investments - Net Assets (Details) - CAD ($) $ in Thousands	1 Months Ended	9 Months Ended
	Feb. 29, 2024	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Investments
Current assets		$ 49,905	$ 582,326	$ 823,514
Non-current assets		142,374
Current liabilities		(14,235)	$ (610,590)	$ (696,074)
Non-current liabilities		(22,163)
Net assets		$ 155,881
Vermilion's ownership	21.00%	20.80%
Vermilion's share of net assets		$ 32,398